Pension obligations	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Pension obligations	Pension obligations
The Swiss pension plan is classified as a defined benefit plan under IFRS. Certain employees of the UK subsidiary are covered by local defined contribution plans. Pension costs for these plans are charged to the Consolidated Statement of Operation when incurred.
Swiss pension plan
The Company contracted with the Swiss Life Collective BVG Foundation based in Zurich for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life SA within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results.
Although, as is the case with many Swiss pension plans, the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan.
In 2020, the guaranteed interest to be credited to employees' savings was 1% for mandatory retirement savings and 0.125% for supplementary retirement savings. While the rate for converting mandatory savings to an annuity remains fixed by statute at 6.8%, the rate for converting supplementary savings to an annuity at age 65 for male and 64 for female employees was reduced for the period 2020-2022 from 5.0980% to 4.7120% for male and from 5.0995% to 4.7626% for female employees.

The Swiss defined benefit plan scheme is valued by independent actuaries every year using the projected unit credit method. The latest actuarial valuation was carried out as at December 31, 2020.
The net amount recognized on the balance sheet comprises:

(in KUSD)	December 31, 2020	December 31, 2019
Present value of defined benefit obligation for funded plan	11,809	7,880
Fair value of plan assets	(8,266)	(5,196)
Deficit of funded plan: liability on the balance sheet	3,543	2,684
The movement in the net defined benefit obligation over the year is as follows:

(in KUSD)	Present value of obligation	Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2019	4,372	(2,986)	1,386
Current service cost	769	—	769
Impact of plan changes	(319)	—	(319)
Interest cost / (income)	37	(25)	12
Defined benefit plan - pension costs	487	(25)	462
Employee contributions	257	(257)	—
Employer contributions	—	(515)	(515)
Transfers from joiners' previous plans	1,302	(1,302)	—
	1,559	(2,074)	(515)
Exchange differences	74	(69)	5
Remeasurements:
Change in financial assumptions	686	—	686
Other actuarial losses	609	—	609
Plan asset gains	—	(2)	(2)
Exchange differences	93	(40)	53
Remeasurements	1,388	(42)	1,346
December 31, 2019	7,880	(5,196)	2,684

(in KUSD)	Present value of obligation		Fair value of plan assets	Total
Defined benefit plan - pension costs:
January 1, 2020	7,880		(5,196)	2,684
Current service cost	960		—	960
Interest cost / (income)	17		(11)	6
Defined benefit plan - pension costs	977		(11)	966
Employee contributions	348		(348)	—
Employer contributions	—		(690)	(690)
Transfers from joiners' previous plans	1,451		(1,451)	—
	1,799		(2,489)	(690)
Exchange differences	838		(560)	278
Remeasurements:
Other actuarial losses	775		—	775
Plan asset gains	—		(10)	(10)
Change in demographic assumptions	(460)		—	(460)
Remeasurements	315	315	(10)	305
December 31, 2020	11,809		(8,266)	3,543
The changes in demographic assumptions utilized in the valuation had a positive impact in the present value of pension obligations in 2020. More specifically, the benefit arose from using an updated mortality table as described below.
The other actuarial losses in 2020 were due to a variety of experience factors, including in particular the increase in 2020, after the service cost for 2020 had been determined, in the number of active employees covered by the pension plan.
The present value of the defined benefit obligation related to 28 active employees based in Switzerland (2019: 22 active employees).
The principal actuarial assumptions used for accounting purposes are as follows for all periods presented:

	2020	2019
Discount rate	0.20%	0.20%
Interest credited on savings accounts	0.20%	0.20%
Future salary increases	1.50%	1.50%
Future pension increases	0.00%	0.00%
Assumptions regarding future mortality experience are set based on actuarial advice provided in accordance with published statistics and experience in each territory.
Mortality assumptions for Switzerland are based on the LPP 2020 and LPP 2015 mortality generational tables for 2020 and 2019, respectively. The average life expectancy in years after retirement of a pensioner retiring at age 65 (male) and 64 (female) on the balance sheet date is as follows:

	2020	2019
Male	22.45	22.61
Female	25.26	25.64
The sensitivity of the defined benefit obligation and of the service cost to changes in the weighted principal assumption is:

2020	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(5.00)%	(0.25)%	5.40%
Future salary increases	0.50%	0.70%	(0.50)%	(0.70)%
Interest credited on savings accounts	0.50%	2.80%	(0.50)%	(2.70)%
Future pension increases	0.50%	6.70%	(0.50)%	(6.00)%

2019	Increase in assumption	Impact on defined benefit obligation and service cost	Decrease in assumption	Impact on defined benefit obligation and service cost
Discount rate	0.25%	(5.40)%	(0.25)%	5.90%
Future salary increases	0.50%	0.90%	(0.50)%	(0.90)%
Interest credited on savings accounts	0.50%	3.20%	(0.50)%	(3.00)%
Future pension increases	0.50%	7.00%	(0.50)%	(6.30)%
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.
The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.
Expected employer contributions to the defined benefit plan for the year ending December 31, 2021 amount to KUSD 774.
The weighted average duration of the defined benefit obligation is 20.9 years (2019: 22.7 years).
Asset-liability strategy
The Swiss Life Collective BVG Foundation, to which the pension plan is affiliated, manages its funds in the interests of all members, with due attention to the priorities of liquidity, security and return. The Company’s pension plan benefits from the economies of scale and diversification of risk available through this affiliation.
Investments by asset class
Investments by asset class are as follows:

(in KUSD)	December 31, 2020	December 31, 2019
Cash	126	155
Bonds	4,658	3,065
Shares	564	329
Real estates and mortgages	2,353	1,303
Alternative investments	565	344
	8,266	5,196
Defined benefit plan reserves
The movement in the defined benefit plan reserves (included in “Other reserves”) is as follows:

(in KUSD)	2020	2019
January 1	(2,389)	(1,043)
Remeasurements of defined benefit pension plan	(305)	(1,346)
December 31	(2,694)	(2,389)